Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2014
Pacific Dynamix Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Dynamix – Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks moderately high, long-term growth of capital with low, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 6% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

		This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Fund seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the Fund maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Fund	Debt	Equity
Pacific Dynamix – Growth Portfolio	20%	80%

The Fund is a “fund of funds” that seeks to achieve its investment goal through a strategy of allocating its assets among certain other Funds of the Pacific Select Fund (“Pacific Dynamix Underlying Funds”). Within the broad asset classes of equity and debt, the Fund diversifies its holdings by investing in Pacific Dynamix Underlying Funds that represent a variety of investment styles and security types. A majority of the Pacific Dynamix Underlying Funds in which the Fund invests are index funds, which means they seek to match the investment returns of specified stock or bond indices. The Fund may also invest in Pacific Dynamix Underlying Funds that are not index funds. The portion of the Fund invested in equity securities may be allocated to Pacific Dynamix Underlying Funds that, in turn, invest in equity securities that may include, among others:
  Growth, value and “core” stocks;
  Market capitalizations that represent large-, mid- and small-sized companies;
  Stocks of companies with a history of paying dividends;
  Sector funds; and
  Domestic and international stocks, including emerging market stocks.
The portion of the Fund invested in debt securities may be allocated to Pacific Dynamix Underlying Funds that, in turn, invest in debt securities that may include, among others:
  Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;
  International debt securities, which may include emerging market debt;
  Debt instruments of varying duration;
  High yield bonds;
  Floating rate loans;
  Inflation-indexed bonds; and
  Money market instruments.
The Fund may also, at any time, invest in Pacific Dynamix Underlying Funds that hold other equity or debt securities or instruments. The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. The Fund will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser; however, the Fund’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Pacific Dynamix Underlying Fund corresponds to the selected investment styles and security types, the investment adviser takes into account that a Pacific Dynamix Underlying Fund may utilize more than one investment style and may invest in more than one type of security.

PLFA manages and oversees the Fund through a multi-step process that includes: (1) Asset Allocation/Portfolio Construction—in which asset class models are developed that seek to reflect a risk/return profile consistent with the investment goal of the Fund, and which PLFA then uses to make allocations to the Pacific Dynamix Underlying Funds; (2) Manager Oversight—in which PLFA continuously reviews and evaluates the Pacific Dynamix Underlying Fund Managers; and (3) Investment Risk Management—in which PLFA analyzes the risks of the Fund and their impact on the Fund’s risk/return objectives and adjusts the Fund’s allocations to Pacific Dynamix Underlying Funds accordingly.

When investing purchase proceeds and meeting redemptions for the Fund, PLFA may use a methodology to identify assets to be purchased or sold by the Fund that factors in the target allocations and the current allocations of the Fund. This methodology is intended to help maintain target allocations, although there is no assurance that the Fund will maintain its target allocations using this methodology.

		For additional information, including where to obtain information, about the Fund’s investment strategies, the names and investment strategies of the Pacific Dynamix Underlying Funds in which the Fund may invest and the Fund’s investments in the Pacific Dynamix Underlying Funds as of the most recent month end, please see the Additional Information About Principal Investment Strategies and Risks section in this prospectus.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund typically is exposed to the same risks as the Pacific Dynamix Underlying Funds in which it invests in direct proportion to the allocation of assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process that seeks to optimize returns for the Fund by allocating among different asset classes and investment styles given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes and investment styles can help reduce volatility over the long term, which assumes that asset classes and investment styles may not move in tandem and that positive returns in an asset class or investment style will help offset negative returns in other investments, although you still may lose money and/or experience price volatility risk, particularly during periods of broad market declines. Asset class and investment style performance may differ in the future from the historical performance and assumptions used to develop the allocations. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class or investment style rather than investing in the Fund.
  Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Pacific Dynamix Underlying Funds, such as a view that a Pacific Dynamix Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Pacific Dynamix Underlying Funds, the Fund and the shareholders of the Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Pacific Dynamix Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Pacific Dynamix Underlying Funds
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (“OTC”) trade less frequently and in smaller volumes than exchange-listed stocks and thus are subject to greater liquidity risk and price volatility risk than exchange-listed stocks.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to the risk of default by, or bankruptcy of, a counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities or currencies. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, an Underlying Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Focus Risk: Focusing investments in a single country, limited number of countries, or particular geographic region increases the risk that economic, political, social, or other conditions in those countries or that region will have a significant impact on performance.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.
  Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the target index, it may not result in the aggregate in investment performance matching that of an Underlying Fund’s target index or of other funds that purchased all or substantially all of the securities in the same index.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. It is possible that there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The Federal Reserve’s tapering of its monetary stimulus quantitative easing program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt instruments. The negative impact on debt instruments from resulting rate increases for that and other reasons could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. In addition, traditionally liquid investments may experience periods of diminished liquidity. Further, market events may affect a single issuer, industry, sector, or the market as a whole. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact an Underlying Fund in unforeseen ways, such as causing an Underlying Fund to alter its existing strategies or potentially, to liquidate and close.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Passive Management Risk: A passive investment strategy attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which generally seeks to outperform a benchmark index. As a result, a passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of the current or projected performance of a specific security, industry or market sector, which could cause the index fund’s return to be lower than if the fund were actively managed. Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
  Price Volatility Risk: The value of an Underlying Fund’s investments may go up or down rapidly or unpredictably. To the extent an Underlying Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, more susceptible to liquidity risk and price volatility risk and more vulnerable to economic, market and industry changes than larger more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies.
  Tracking Error Risk: Performance of an Underlying Fund may vary, sometimes substantially, from the performance of its benchmark index due to imperfect correlation between an Underlying Fund’s investments and the index as a result of cash flows, liquidity constraints, regulatory requirements, expenses and transaction costs, ongoing differences between the index composition and an Underlying Fund’s investments, changes to the index composition, and other factors.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to three broad-based market indices, which provide broad measures of market performance. Each index included in the table below corresponds to one of three asset classes (domestic equity, international equity and debt) allocated to the Fund. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based market indices shown below based on the target allocations for the Fund that were in effect at that time. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to three broad-based market indices, which provide broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q3 2010: 10.70%; Q3 2011: (13.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2013)
Pacific Dynamix Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Less Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.59%	[2]
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	204
5 years	rr_ExpenseExampleYear05	361
10 years	rr_ExpenseExampleYear10	816
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	204
5 years	rr_ExpenseExampleNoRedemptionYear05	361
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 816
2010	rr_AnnualReturn2010	13.82%
2011	rr_AnnualReturn2011	(1.85%)
2012	rr_AnnualReturn2012	13.76%
2013	rr_AnnualReturn2013	20.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.40%)
Label	rr_AverageAnnualReturnLabel	Class I (incepted May 1, 2009)
1 year	rr_AverageAnnualReturnYear01	20.98%
Since Inception	rr_AverageAnnualReturnSinceInception	14.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Pacific Dynamix Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	19.99%
Pacific Dynamix Growth Portfolio | MSCI World ex USA Index (Net) (reflects no deductions for fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index (Net) (reflects no deductions for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	21.02%
Since Inception	rr_AverageAnnualReturnSinceInception	13.92%
Pacific Dynamix Growth Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Pacific Dynamix Growth Portfolio | Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	22.07%
Since Inception	rr_AverageAnnualReturnSinceInception	15.58%

[1]	PLFA has agreed to reimburse the Fund to the extent the total annual operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[2]	after Expense Reimbursements